Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders Equity Tables
Schedule of Stockholders Equity

Summary:

	Number of Common Shares Issued	Value of Common Shares and Vested Options
Common shares issued for cash, net of offering costs	11,021,170	$3,547,048
Common shares for settlement of accrued expenses	8,334	$3,000
Share-based compensation	1,652,907	$798,227
Warrants exercised	999,667	$-

For the year ended December 31, 2014, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	204,750	$210,913
Share-Based Compensation	47,606	$2,046,074
Common Shares for Series AA Conversion	2,605,513	$1,171,375
Warrants and Options Exercised	6,340,775	$3,072,170

For the year ended December 31, 2013, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	835,810	$1,118,173
Common Shares for Goods and Services	793,679	$553,360
Common Shares for Convertible Note	940,000	$470,000
Common Shares for Cash	9,357,578	$8,178,471
Warrants and Options Exercised	757,864	$-